Leases (Details 1) - Shopping Malls, Offices And Other Buildings [Member] - ARS ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about property, plant and equipment [line items]
future minimum proceeds generated from non-cancellable operating leases	$ 33,947	$ 64,307	$ 80,977
Less Than 1 Year [Member]
Disclosure of detailed information about property, plant and equipment [line items]
future minimum proceeds generated from non-cancellable operating leases	1,211
Later Than 1 Year and Not Later Than 5 Years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
future minimum proceeds generated from non-cancellable operating leases	22,063	29,731	51,018
More Than 5 Years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
future minimum proceeds generated from non-cancellable operating leases	$ 10,673	21,360	18,625
Less Than 1 Year [Member]
Disclosure of detailed information about property, plant and equipment [line items]
future minimum proceeds generated from non-cancellable operating leases		$ 13,216
No Later Than 1 Year [Member]
Disclosure of detailed information about property, plant and equipment [line items]
future minimum proceeds generated from non-cancellable operating leases			$ 11,334